UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacific Edge Investment Management, LLC
Address:  490 S. California Avenue, Suite 310
          Palo Alto, CA  94306

Form 13F File Number:    28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name:     Karen Payne
Title:    Manager
Phone:    (650) 325-3343

Signature, Place and Date of Signing:

     /s/ Karen Payne
     Karen Payne              Palo Alto, CA            August 11, 2008

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:      81,232


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                          <C
                                                                          >
NAME OF ISSUER     TITLE OF              VALUE            SH/  PUT  INV.  OT       VOTING AUTH
                   CLASS      CUSIP      X1000  SHARES    PRN  /    DISC  HE
                                                               CAL  .     R
                                                               L          MG
                                                                          R
                                                                                SOLE     SHR   NONE

***ORBOTECH LTD-   NASDAQ     M75253100    1705   128000  SH        Sole         128000
ORD                OTC
                   ISSUES
ACTUATE            NASDAQ     00508B102    2789   713392  SH        Sole         713392
CORPORATION        OTC
                   ISSUES
ADTRAN INC         NASDAQ     00738A106    6420   269280  SH        Sole         269280
                   OTC
                   ISSUES
AIR TRANSPORT      COMMON     00922R105     439   439270  SH        Sole         439270
SERVICES GROUP     STOCKS
ARUBA NETWORKS INC NASDAQ     043176106    2721   520225  SH        Sole         520225
                   OTC
                   ISSUES
BROADVISION INC    NASDAQ     111412607     108   110563  SH        Sole         110563
                   OTC
                   ISSUES
DIGIGRAD CORP      NASDAQ     253827109     450   213405  SH        Sole         213405
                   OTC
                   ISSUES
DOLBY LABORATORIES NASDAQ     25659T107    2217    55000  SH        Sole          55000
INC                OTC
                   ISSUES
DOT HILL SYS CORP  COMMON     25848T109    4034  1594561  SH        Sole        1594561
                   STOCKS
DOUBLE-TAKE        COMMON     258598101    1728   125732  SH        Sole         125732
SOFTWARE INC       STOCKS
ELECTRO OPTICAL    NASDAQ     285192100    1228   160340  SH        Sole         160340
SCIENCES INC       OTC
                   ISSUES
FOUNDRY NETWORKS   NASDAQ     35063R100    2541   215000  SH        Sole         215000
INC                OTC
                   ISSUES
INTL RECTIFIER     COMMON     460254105    2400   125000  SH        Sole         125000
CORP               STOCKS
MIPS TECHNOLOGIES  NASDAQ     604567107    1875   500020  SH        Sole         500020
INC                OTC
                   ISSUES
MOTIVE INC         COMMON     61980V107     703   331444  SH        Sole         331444
                   STOCKS
MULTI-FINELINE     PUT        62541B101    2905   105000  SH   PUT  Sole         105000
ELECTRONIX INC     OPTIONS
OCCAM NETWORKS INC NASDAQ     67457P309    4145  1038791  SH        Sole        1038791
                   OTC
                   ISSUES
PHOTON DYNAMICS    NASDAQ     719364101    3704   245600  SH        Sole         245600
INC                OTC
                   ISSUES
PHOTRONIC INC      NASDAQ     719405102    3604   511871  SH        Sole         511871
                   OTC
                   ISSUES
QLOGIC CORP        NASDAQ     747277101    2926   200518  SH        Sole         200518
                   OTC
                   ISSUES
RADWARE LTD        NASDAQ     M81873107    2092   237500  SH        Sole         237500
                   OTC
                   ISSUES
SEMTECH            NASDAQ     816850101    1636   116258  SH        Sole         116258
                   OTC
                   ISSUES
STARENT NETWORKS   CALL       85528P108    2594   206200  SH   CAL  Sole         206200
CORP               OPTIONS                                     L
SUNPOWER CORP      PUT        867652109    6478    90000  SH   PUT  Sole          90000
                   OPTIONS
SUPPORTSOFT INC    NASDAQ     868587106    5579  1716635  SH        Sole        1716635
                   OTC
                   ISSUES
SYCAMORE NETWORKS  NASDAQ     871206108    3366  1045320  SH        Sole        1045320
INC                OTC
                   ISSUES
SYMMETRICOM INC    NASDAQ     871543104    3434   894203  SH        Sole         894203
                   OTC
                   ISSUES
THORATEC           NASDAQ     885175307    3248   186793  SH        Sole         186793
LABORATORIES CORP  OTC
NEW                ISSUES
WESTELL            NASDAQ     957541105    1055   781210  SH        Sole         781210
TECHNOLOGIES INC-  OTC
CL A               ISSUES
WESTERN DIGITAL    PUT        958102105    3108    90000  SH   PUT  Sole          90000
CORP               OPTIONS


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